Fees and Expenses	Jun. 26, 2025 USD ($)
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.18	0.18	0.18	0.18	0.13	0.06

Total Annual Fund Operating Expenses	0.71	1.46	0.96	0.46	0.41	0.34

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$494	$642	$803	$1,270

Class C	$249	$462	$797	$1,542

Class R	$98	$306	$531	$1,178

Class Y	$47	$148	$258	$579

Class R5	$42	$132	$230	$518

Class R6	$35	$109	$191	$431

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$494	$642	$803	$1,270

Class C	$149	$462	$797	$1,542

Class R	$98	$306	$531	$1,178

Class Y	$47	$148	$258	$579

Class R5	$42	$132	$230	$518

Class R6	$35	$109	$191	$431

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	146.00%
INVESCO Global Real Estate Fund | INVESCO Global Real Estate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.44	0.44	0.44	0.44	0.26	0.20

Total Annual Fund Operating Expenses	1.44	2.19	1.69	1.19	1.01	0.95

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$689	$980	$1,294	$2,179

Class C	$322	$685	$1,175	$2,334

Class R	$172	$533	$918	$1,998

Class Y	$121	$378	$654	$1,443

Class R5	$103	$322	$558	$1,236

Class R6	$97	$303	$525	$1,166

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$689	$980	$1,294	$2,179

Class C	$222	$685	$1,175	$2,334

Class R	$172	$533	$918	$1,998

Class Y	$121	$378	$654	$1,443

Class R5	$103	$322	$558	$1,236

Class R6	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	130.00%
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y and Class R6 shares.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	Invesco Cash Reserve	A	AX	C	CX	R	Y	Investor	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	None	None	1.00%	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Invesco Cash Reserve	A	AX	C	CX	R	Y	Investor	R6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.15	0.20	0.15	0.75	0.90	0.40	None	None	None

Other Expenses	0.17	0.17	0.17	0.17	0.17	0.17	0.17	0.17	0.09

Total Annual Fund Operating Expenses	0.47	0.52	0.47	1.07	1.22	0.72	0.32	0.32	0.24

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$48	$151	$263	$591

Class A	$53	$167	$291	$653

Class AX	$48	$151	$263	$591

Class C	$209	$340	$590	$1,151

Class CX	$224	$387	$670	$1,283

Class R	$74	$230	$401	$894

Class Y	$33	$103	$180	$406

Investor Class	$33	$103	$180	$406

Class R6	$25	$77	$135	$306

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$48	$151	$263	$591

Class A	$53	$167	$291	$653

Class AX	$48	$151	$263	$591

Class C	$109	$340	$590	$1,151

Class CX	$124	$387	$670	$1,283

Class R	$74	$230	$401	$894

Class Y	$33	$103	$180	$406

Investor Class	$33	$103	$180	$406

Class R6	$25	$77	$135	$306

INVESCO High Yield Fund | INVESCO High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	Investor	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	Investor	R5	R6
Management Fees	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	0.25	None	None

Other Expenses	0.21	0.21	0.21	0.21	0.15	0.07

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	1.02	1.77	0.77	1.02	0.71	0.63

Fee Waiver and/or Expense Reimbursement[2]	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01	1.76	0.76	1.01	0.70	0.62

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$524	$735	$963	$1,619

Class C	$279	$556	$958	$1,885

Class Y	$78	$245	$427	$953

Investor Class	$103	$324	$562	$1,247

Class R5	$72	$226	$394	$882

Class R6	$63	$201	$350	$785

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$524	$735	$963	$1,619

Class C	$179	$556	$958	$1,885

Class Y	$78	$245	$427	$953

Investor Class	$103	$324	$562	$1,247

Class R5	$72	$226	$394	$882

Class R6	$63	$201	$350	$785

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	172.00%
INVESCO Income Fund | INVESCO Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor	R5	R6
Management Fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	0.18	None	None

Other Expenses	0.30	0.30	0.30	0.30	0.30	0.23	0.16

Total Annual Fund Operating Expenses	1.02	1.77	1.27	0.77	0.95	0.70	0.63

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$525	$736	$964	$1,620

Class C	$280	$557	$959	$1,886

Class R	$129	$403	$697	$1,534

Class Y	$79	$246	$428	$954

Investor Class	$97	$303	$525	$1,166

Class R5	$72	$224	$390	$871

Class R6	$64	$202	$351	$786

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$525	$736	$964	$1,620

Class C	$180	$557	$959	$1,886

Class R	$129	$403	$697	$1,534

Class Y	$79	$246	$428	$954

Investor Class	$97	$303	$525	$1,166

Class R5	$72	$224	$390	$871

Class R6	$64	$202	$351	$786

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 183% of the average value of its portfolio.

Portfolio Turnover, Rate	183.00%
INVESCO Real Estate Fund | INVESCO Real Estate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor	R5	R6
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	0.18	None	None

Other Expenses[2]	0.39	0.39	0.39	0.39	0.39	0.28	0.21

Total Annual Fund Operating Expenses	1.38	2.13	1.63	1.13	1.31	1.02	0.95

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$683	$963	$1,264	$2,116

Class C	$316	$667	$1,144	$2,271

Class R	$166	$514	$887	$1,933

Class Y	$115	$359	$622	$1,375

Investor Class	$133	$415	$718	$1,579

Class R5	$104	$325	$563	$1,248

Class R6	$97	$303	$525	$1,166

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$683	$963	$1,264	$2,116

Class C	$216	$667	$1,144	$2,271

Class R	$166	$514	$887	$1,933

Class Y	$115	$359	$622	$1,375

Investor Class	$133	$415	$718	$1,579

Class R5	$104	$325	$563	$1,248

Class R6	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	63.00%
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	A2	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	1.00%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	A2	Y	R5	R6
Management Fees	0.20%	0.20%	0.20%	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	0.25	0.15	None	None	None

Other Expenses	0.21	0.21	0.21	0.17	0.12

Total Annual Fund Operating Expenses	0.66	0.56	0.41	0.37	0.32

Fee Waiver and/or Expense Reimbursement[2]	0.11	0.11	0.11	0.07	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55	0.45	0.30	0.30	0.30

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$305	$445	$598	$1,042

Class A2	$46	$168	$302	$691

Class Y	$31	$121	$219	$507

Class R5	$31	$112	$201	$461

Class R6	$31	$101	$178	$404

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	0.50%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%

Distribution and/or Service (12b-1) Fees	0.15	0.65	0.50	None	None	None

Other Expenses	0.18	0.18	0.18	0.18	0.15	0.08

Total Annual Fund Operating Expenses	0.65	1.15	1.00	0.50	0.47	0.40

Fee Waiver and/or Expense Reimbursement[2]	None	0.15	None	None	None	None

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65	1.00	1.00	0.50	0.47	0.40

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$315	$453	$603	$1,040

Class C	$152	$351	$619	$1,245

Class R	$102	$318	$552	$1,225

Class Y	$51	$160	$280	$628

Class R5	$48	$151	$263	$591

Class R6	$41	$128	$224	$505

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	125.00%
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares of the Fund.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	1.51

Total Annual Fund Operating Expenses	1.51

Expense Reimbursement[2]	1.51

Total Annual Fund Operating Expenses After Expense Reimbursement	0.00

1
Invesco Advisers, Inc. (Invesco or the Adviser) will not charge a management fee for its advisory services to the Fund. Shareholders should be aware that the Fund is an investment option for wrap fee, separately managed and other discretionary accounts for which Invesco or its affiliates receive compensation pursuant to an investment management agreement. Invesco will be compensated directly or indirectly by clients or account program sponsors (“Program Sponsors”) for managed account advisory services, including with respect to assets that may be invested in the Fund. You should carefully read the account program brochure provided to you by Invesco or its affiliates, or the Program Sponsor. The brochure is required to include information about the fees charged to you and, in the case of a wrap fee or separately managed account program with a Program Sponsor, the fees paid by the Program Sponsor to Invesco.

2
Invesco has contractually agreed to reimburse expenses necessary to limit Total Fund Operating Expenses After Expense Reimbursement (excluding certain items discussed in the statement of additional information) of shares of the Fund to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses paid at the wrap fee, separately managed or other discretionary account level, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are subject to the contractual expense reimbursement shown above and remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Invesco SMA High Yield Bond Fund	$0	$328	$680	$1,672

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	126.00%
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y and Class R6 shares.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	Invesco Cash Reserve	C	R	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Invesco Cash Reserve	C	R	Y	R6
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	0.15	1.00	0.50	None	None

Other Expenses	0.30	0.30	0.30	0.30	0.11

Total Annual Fund Operating Expenses	0.87	1.72	1.22	0.72	0.53

Fee Waiver and/or Expense Reimbursement[2]	0.14	0.14	0.14	0.14	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73	1.58	1.08	0.58	0.48

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Invesco Cash Reserve, Class C, Class R, Class Y and Class R6 shares to 0.73%, 1.58%, 1.08%, 0.58% and 0.48%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$75	$264	$468	$1,060

Class C	$261	$528	$920	$1,793

Class R	$110	$373	$657	$1,465

Class Y	$59	$216	$387	$881

Class R6	$49	$165	$291	$660

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$75	$264	$468	$1,060

Class C	$161	$528	$920	$1,793

Class R	$110	$373	$657	$1,465

Class Y	$59	$216	$387	$881

Class R6	$49	$165	$291	$660